Financial instruments and financial risk management - Statement of financial position (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
Financial instruments and financial risk management
Financial assets and liabilities	$ (1,272,527)	$ (330,864)
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets and liabilities	889,739	355,948
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	80,697	77,182
Trade receivable
Financial instruments and financial risk management
Financial assets and liabilities	180,632	95,818
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	(1,511,194)	(432,103)
Trade payables and accrued liabilities
Financial instruments and financial risk management
Financial assets and liabilities	$ (912,401)	$ (427,709)